Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and contingencies [Abstract]
Schedule of Capital Contributions and Operating Lease Obligations

The following table sets forth a breakdown of our contractual obligations as of December 31, 2013, and their maturity profile:

	Payment Due by Period
	Total	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years
Capital contributions (1)	$5,000	$1,000	$4,000	$-	$-
Short-term loans	6,734	6,734	-	-	-
Operating lease obligations
- Honesty Group (2)	309	96	142	71	-
- Other	929	558	371	-	-
Total	$12,972	$8,388	$4,513	$71	$-

(1)	The registered capital of SGOCO Shenzhen is $5,000. As of December 31, 2013, SGOCO International had not injected capital to SGOCO Shenzhen. SGOCO International is obligated to pay up the capital contribution obligations within two years of the date of issuance of the subsidiary's business license according to PRC registration capital management rules.

(2)	Lease obligations for our office premises, warehouses, computer and other hardware. Following the Sale of Honesty Group, the Company rents from Honesty Group for office premises, warehouses and staff dormitory in Fujian at a monthly rent of $6 for a period of 1 to 7 years from July 1, 2011.